Condensed Statements of Consolidated Income (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues:
Affiliated	$ 225	$ 227		$ 962	$ 1,026	$ 1,061
Nonaffiliated	592	556		2,366	2,092	1,853
Total operating revenues	817	783		3,328	3,118	2,914
Operating expenses:
Wholesale transmission service	131	132		502	439	393
Operation and maintenance	167	164		669	658	616
Depreciation and amortization	199	184		771	719	673
Provision in lieu of income taxes	38	44		240	209	193
Taxes other than amounts related to income taxes	102	102		415	400	384
Total operating expenses	637	626		2,597	2,425	2,259
Operating income	180	157		731	693	655
Other income and deductions:
Other income	5	7		26	30	36
Other deductions	4	1		64	9	8
Nonoperating provision (benefit) in lieu of income taxes	1	5		(6)	20	22
Interest income	1	8		24	32	38
Interest expense and related charges	94	91		374	359	347
Net income	$ 87	$ 75	[1]	$ 349	$ 367	$ 352

[1]	Fourth quarter 2012 reflects a $57 million charge to expense associated with the SARs settlement (see Note 10).